Segmentation of key figures (Details 3) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net operating assets	$ 96,111	$ 93,274
Property, plant and equipment	15,957	16,464
Goodwill	35,167	31,750
Intangible assets other than goodwill	39,443	29,997
Innovative Medicines
Disclosure of operating segments [line items]
Net operating assets	54,529	41,200
Property, plant and equipment	10,496	10,857
Goodwill	18,186	14,637
Intangible assets other than goodwill	25,709	15,517
Sandoz
Disclosure of operating segments [line items]
Net operating assets	14,622	14,772
Property, plant and equipment	2,393	2,525
Goodwill	8,078	8,210
Intangible assets other than goodwill	2,528	2,783
Alcon
Disclosure of operating segments [line items]
Net operating assets	21,185	21,539
Property, plant and equipment	2,426	2,403
Goodwill	8,895	8,895
Intangible assets other than goodwill	8,202	8,698
Corporate
Disclosure of operating segments [line items]
Property, plant and equipment	642	679
Goodwill	8	8
Intangible assets other than goodwill	$ 3,004	$ 2,999